Note 5 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Notional amount	$ 3,999,160		$ 3,832,236	$ 3,405,091
ECL allowance	$ 2,402		$ 2,513	2,526
EL %	0.06%		0.07%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,853,673		$ 3,648,919
ECL allowance	$ 2,093		$ 1,945	2,403
EL %	0.05%		0.05%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 145,487		$ 167,996
ECL allowance	$ 309		$ 568	123
EL %	0.21%		0.34%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 15,321
ECL allowance	$ 0		$ 0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 3,114,024		$ 2,879,320	2,538,917
ECL allowance	$ 207	$ 65	$ 100	627	$ 583	$ 545
EL %	0.01%		0.00%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,104,388		$ 2,873,078
ECL allowance	$ 207	65	$ 100	627	583	545
EL %	0.01%		0.00%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 9,636		$ 6,242
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 819,853		$ 889,069	807,828
ECL allowance	$ 1,942	2,106	$ 2,222	1,767	1,591	1,287
EL %	0.24%		0.25%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 688,250		$ 717,755
ECL allowance	$ 1,643	1,656	$ 1,699	1,647	1,517	1,150
EL %	0.24%		0.24%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 131,603		$ 155,993
ECL allowance	$ 299	450	$ 523	120	74	137
EL %	0.23%		0.34%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 15,321
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 8,612		$ 8,793	11,996
ECL allowance	$ 58	55	$ 42	59	57	54
EL %	0.67%		0.48%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 8,612		$ 8,793
ECL allowance	$ 58	55	$ 42	59	57	54
EL %	0.67%		0.48%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 56,671		$ 55,054	46,350
ECL allowance	$ 195	160	$ 149	73	58	18
EL %	0.34%		0.27%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 52,423		$ 49,293
ECL allowance	$ 185	134	$ 104	70	55	17
EL %	0.35%		0.21%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 4,248		$ 5,761
ECL allowance	$ 10	26	$ 45	3	3	1
EL %	0.24%		0.78%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
EL %	0.00%		0.00%